Short Term Investments (Details) - Schedule of Short Term Investments - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Short Term Investments [Abstract]
Mutual funds	$ 306,034
Total Short-term investments	$ 306,034